Cover	May 11, 2021
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2021
Entity File Number	1-9924
Entity Registrant Name	Citigroup Inc.
Entity Central Index Key	0000831001
Entity Tax Identification Number	52-1568099
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	388 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	212
Local Phone Number	559-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	C
Security Exchange Name	NYSE
Series J Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Dep Shs, represent 1/1,000th interest in a share of 7.125% Fix/Float Rate Noncum Pref Stk, Ser J
Trading Symbol	C Pr J
Security Exchange Name	NYSE
Series K Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Dep Shs, represent 1/1,000th interest in a share of 6.875% Fix/Float Rate Noncum Pref Stk, Ser K
Trading Symbol	C Pr K
Security Exchange Name	NYSE
Citigroup Capital Iii [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	7.625% TRUPs of Cap III (and registrant’s guaranty)
Trading Symbol	C/36Y
Security Exchange Name	NYSE
Citigroup Capital Xiii [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	7.875% FXD / FRN TruPS of Cap XIII (and registrant’s guaranty)
Trading Symbol	C N
Security Exchange Name	NYSE
Citigroup Capital Xviii [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	6.829% FXD / FRN Enhanced TruPS of Cap XVIII (and registrant’s guaranty)
Trading Symbol	C/67BP
Security Exchange Name	NYSE
Series N Medium Term Senior Notes Due Mar 2036 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	MTN, Series N, Callable Step-Up Coupon Notes Due Mar 2036 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/36A
Security Exchange Name	NYSE
Series N Medium Term Senior Notes Due Feb 2036 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	MTN, Series N, Callable Step-Up Coupon Notes Due Feb 2036 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/36
Security Exchange Name	NYSE
Series N Medium Term Senior Notes Due Dec 2035 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	MTN, Series N, Callable Fixed Rate Notes Due Dec 2035 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/35
Security Exchange Name	NYSE
Series N Floating Rate Notes Due April 262028 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	MTN, Series N, Floating Rate Notes Due April 26, 2028 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/28
Security Exchange Name	NYSE